EARNINGS OR LOSS PER SHARE	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
EARNINGS OR LOSS PER SHARE [Text Block]

12. EARNINGS OR LOSS PER SHARE

Basic earnings or loss per share is the net earnings (loss) attributable to owners of the Company divided by the weighted average number of common shares outstanding during the periods. Diluted net earnings or loss per share adjusts basic net earnings or loss per share for the effects of potential dilutive common shares. The calculations of basic and diluted earnings or loss per share for the periods ended December 31, 2025 and 2024 are as follows:

	Year Ended December 31,
	2025	2024
Net earnings (loss) for the year	$210,975	($101,885)
Net earnings attributable to non-controlling interests	46,052	-
Net earnings (loss) attributable to owners of the Company	$164,923	($101,885)

Weighted average number of shares on issue - basic	479,581,196	295,544,681
Effect on dilutive securities:
Stock options	2,612,314	-
Restricted, performance and deferred share units	2,370,168	-
Weighted average number of shares on issue - diluted(1)	484,563,678	295,544,681

Earnings (loss) per share - basic	$0.34	($0.34)
Earnings (loss) per share - diluted	$0.34	($0.34)

(1) For the year ended December 31, 2025, diluted weighted average number of shares excluded 3,088,567 (December 31, 2024 - 6,680,915) options, 5,000,000 (December 31, 2024 - 5,000,000) warrants, 5,093 restricted and performance share units (December 31, 2024 - 2,272,568), 3,338,890 common shares and 15,652,945 common shares issuable under the 2021 and 2025 convertible debentures, respectively (December 31, 2024 - 13,888,895)and nil (Note 20(a)), that were anti-dilutive.